Liquidity and Going Concern considerations	12 Months Ended
Dec. 31, 2017
Liquidity and Going Concern considerations [Abstract]
Liquidity and Going Concern considerations

3. Liquidity and Going Concern considerations

As at December 31, 2016, the Company had cash and cash equivalents of $718,684, current and non-current restricted cash of $54,282 and positive working capital of $267,930 (working capital is defined as current assets minus current liabilities). The Company's liquidity fluctuates depending on a number of factors, including, among others, revenue efficiency, collection of accounts receivable, debt and interest repayments, as well as payments for operating and general administrative expenses.

The prolonged market downturn in offshore drilling industry and the continued depressed outlook, have led to materially lower levels of investing in for offshore exploration and development by the current and potential customers on a global basis, while at the same time supply of available high specification drilling units has increased, which in turn has affected the Company with the early termination of five drilling contracts during the year ended December 31, 2016 and one drilling contract during the year ended December 31, 2017. It also led to the stacking of six drilling units of the Company's fleet as of the date of this report.

Considering all the above the Company did not believe that cash on hand following the repayment of the Drill Rigs Senior Notes due in October 2017 and cash generated from operations would be sufficient to meet the maximum leverage ratio covenant requirement for the repayment of the Term B Loan Facilities. As a result, Ocean Rig UDW Inc. and certain of its subsidiaries, Drillships Financing Holding Inc. ("DFH"), Drillships Ocean Ventures Inc. ("DOV") and Drill Rigs Holdings Inc. ("DRH"), which are collectively referred to as the Scheme Companies, have effected schemes of arrangement, or the Schemes, under Section 86 of the Companies Law (2016 Revision) to implement a financial restructuring plan, (the "Restructuring").

On March 23, 2017, the Scheme Companies entered into a Restructuring Support Agreement ("RSA"), with certain creditors of their then-outstanding consolidated indebtedness to implement the Restructuring. Pursuant to the terms of the RSA, the Scheme Companies presented winding up petitions to the Grand Court of the Cayman Islands, on March 24, 2017, and filed applications seeking the appointment of joint provisional liquidators (the "JPLs"), under section 104(3) of the Companies Law (2016) Revision. On March 27, 2017, following a hearing before the Grand Court, the JPLs were appointed in respect to each of the Scheme Companies.

The RSA proposed that the Restructuring of each of the Scheme Companies be effected by way of scheme of arrangement under Cayman law. The Schemes provided for substantial deleveraging of the Scheme Companies through an exchange by their creditors or the Scheme Creditors, of approximately $3.7 billion principal amount of debt (plus accrued interest) for new equity of the Company, approximately $288 million in cash (excluding early consent fee) and $450 million of new secured debt.

On March 27, 2017, the JPLs as "foreign representatives" of each of the Scheme Companies filed petitions with the U.S. Bankruptcy Court under Chapter 15 of the Bankruptcy Code seeking recognition of the provisional liquidation proceedings and the contemplated Schemes as "foreign main proceedings." On April 3, 2017, the U.S. Bankruptcy Court granted provisional relief extending the protections of the temporary restraining order pending a recognition hearing, which was held on August 16, 2017. Following the recognition hearing, the U.S. Bankruptcy Court granted an order granting recognition to the provisional liquidation proceedings and the Schemes as in the terms sought by the JPLs.

On July 20, 2017, the Grand Court gave permission to the Scheme Companies to convene meetings of the Scheme Creditors for the purpose of considering and if thought fit approving the Schemes, or the Schemes Meetings.

On August 11, 2017, the Scheme Meetings were held and each of the Schemes was approved by a majority in number of the Scheme Creditors and holding at least 75% in value of claims present and voting at the respective Scheme Meeting. The Schemes were approved by Scheme Creditors holding over 97% of our then-outstanding indebtedness.

On August 22, 2017, the JPLs filed an application for an order of the U.S. Bankruptcy Court recognizing and giving full force and effect to the Schemes in the United States. Following the sanction of the Schemes by the Grand Court, a hearing was held before the U.S. Bankruptcy Court on September 20, 2017 to consider the relief requested in the JPLs' application. Shortly after the conclusion of this hearing, the U.S. Bankruptcy Court entered an order giving full force and effect to the Grand Court's orders, the Schemes, and all documents and other agreements related thereto.

On August 25, 2017, the U.S. Bankruptcy Court issued a memorandum opinion and an order granting recognition of the provisional liquidation and scheme of arrangement proceedings of the Company and its subsidiaries, DRH, DFH, and DOV pending in the Grand Court of the Cayman Islands as foreign main proceedings, and of the JPLs as the foreign representatives of the Scheme Companies in the United States. If the Schemes were approved by the Cayman Court, the U.S. Bankruptcy Court would conduct a hearing on September 20, 2017, to consider the entry of an order giving full force and effect to the Schemes in the United States.

On September 15, 2017, following a hearing held between September 4, 2017 and September 6, 2017, the Grand Court issued orders sanctioning the Schemes.

On September 21, 2017, the Company effected a 1-for-9,200 reverse stock split of its common shares. Company's common shares commenced trading on a split-adjusted basis on September 22, 2017. The reverse stock split reduced the number of the issued and outstanding common shares from 82,586,851 shares to approximately 8,975 shares and affected all issued and outstanding common shares. The number of the Company's authorized common shares and the par value and other terms of the common shares were not affected by the reverse stock split. No fractional shares were issued in connection with the reverse stock split. Shareholders of record who would have otherwise been entitled to receive a fractional share as a result of the reverse stock split received a cash payment in lieu thereof. The reverse stock split was completed in connection with the Company’s Restructuring and in order to comply with NASDAQ's listing requirements and meet the minimum bid requirement for continued listing on NASDAQ.

On September 22, 2017, referred as the Restructuring Effective Date, the Restructuring took effect. Pursuant to the Schemes, on the Restructuring Effective Date, Scheme Creditors exchanged their existing claims against the respective Scheme Companies for cash, new debt and new equity issued by the Company, as outlined above. The existing claims were either transferred to the Company or released. In particular, Scheme Creditors received shares equivalent to 90.68% of the post-Restructuring equity of the Company and aggregate cash consideration of $320.8 million (including the early consent fee) across all of the Schemes, and the Scheme Companies and certain subsidiaries entered into the New Credit Agreement with the DOV and DFH Scheme Creditors. The New Credit Agreement contains limited restrictive covenants that are usual and customary for facilities of this type. The remaining 9.32% of post-Restructuring equity was issued to Prime Cap Shipping Inc., a company that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou, pursuant to the management services agreement with TMS Offshore Services Ltd. as described below.

On September 26, 2017, Ocean Rig received formal notice from NASDAQ that the Company had demonstrated compliance with all applicable requirements for the continued listing of the Company's common shares on NASDAQ and confirmed that, as a result of its favorable determination, the Company's common shares will continue to be listed on the Nasdaq Global Select Market.

On October 4, 2017, the Grand Court of the Cayman Islands issued an order discharging the JPLs effective as of October 18, 2017.

In addition, Lundin Norway AS ("Lundin") has declared their fifth option to extend the existing contract of the Leiv Eiriksson which is now expected to have firm employment up to March 2018. The Company has granted to Lundin two additional options to drill further wells in the future and should Lundin exercise its remaining well options, currently un-declared, the drilling unit could be employed until the middle of 2019.

On October 5, 2017, the Company has signed a new drilling contract with Statoil, for one-well drilling program offshore in Tanzania. The contract is expected to commence in the first quarter of 2018 and be performed by the drilling unit Ocean Rig Poseidon.

As a result of the above, at December 31, 2017, the Company reported a positive working capital of $806,675 and had cash and cash equivalents of $736,114 and current restricted cash of $46,967. Furthermore, the Company's substantially reduced debt is comprised of two Senior Secured Term Loan Facilities with a maturity date of June 2018 and September, 2024, respectively. The Company, following the Restructuring, expects that it will fund its operations either with cash on hand, cash generated from operations and new bank debt, or a combination thereof, in the twelve-month period ending one year after the accompanying consolidated financial statements. Therefore, there is no substantial doubt about the Company's ability to continue as a going concern, for a reasonable period of time.